GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2013		2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥37,314	¥16,454	¥32,603	¥11,816
Software	35,522	24,764	37,838	27,041
Non-patent technology	3,266	323	5,600	708
Other	29,401	16,041	31,138	16,105

Total	¥105,503	¥57,582	¥107,179	¥55,670

	March 31,
	2013	2014
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥6,660	¥7,816
Other	2	1

Total	¥6,662	¥7,817

Intangible assets acquired during the year ended March 31, 2014 are as follows:

Year ended March 31, 2014
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,200
Software	5,203
Non-patent technology	1,845
Other	2,225

Total	¥10,473

The weighted average amortization periods for customer relationships, software and non-patent technology which were acquired during the year ended March 31, 2014 are 13 years, three years and eight years, respectively.

Total amortization of intangible assets during the years ended March 31, 2012, 2013 and 2014 amounted to ¥10,387 million, ¥10,292 million and ¥10,177 million, respectively. The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2015	¥8,736
2016	7,322
2017	6,179
2018	5,339
2019	4,300

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2013 and 2014 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2012
Goodwill	¥100	¥1,262	¥19,060	¥40,863	¥18,456	¥12,835	¥4,595	¥97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,262	13,645	40,863	18,456	12,813	1,900	89,039
Goodwill acquired during the year	—	—	—	3,419	—	272	6,305	9,996
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	51	1,453	1,390	—	1,496	—	4,390

Balance at March 31, 2013
Goodwill	100	1,313	20,513	45,672	18,456	14,603	10,900	111,557
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,313	15,098	45,672	18,456	14,581	8,205	103,425
Goodwill acquired during the year	—	5,548	—	158	—	—	—	5,706
Impairment of goodwill	—	—	—	(729)	—	—	—	(729)
Translation adjustments and reclassification to other accounts	—	40	2,329	3,656	—	2,205	—	8,230

Balance at March 31, 2014
Goodwill	100	6,901	22,842	49,486	18,456	16,808	10,900	125,493
Accumulated impairment losses	—	—	(5,415)	(729)	—	(22)	(2,695)	(8,861)

	¥100	¥6,901	¥17,427	¥48,757	¥18,456	¥16,786	¥8,205	¥116,632

The goodwill of ¥5,706 million which Kyocera acquired during the year ended March 31, 2014 was mainly based on the acquisition of the common stocks of Kyocera Circuit Solutions, Inc., included in Semiconductor Parts Group.

For detailed information of these acquisitions, see Note 2 to the Consolidated Financial Statements.

As described in Note 1 to the Consolidated Financial Statements, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

The goodwill impairment test involves a two step process. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill. If the carrying amount of a reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an equal amount to that excess.

The fair value of the Telecommunications Equipment Group reporting unit (which includes goodwill of ¥18,456 million in its carrying amount as of March 31, 2014) exceeded its carrying amount by 17.9% as of January 1, 2014. However, there is a significant future impairment risk to goodwill if the future net cash flows of the Telecommunications Equipment Group are adversely affected by future market conditions or increased negative operating results or changes to key assumptions including the discount rate applied.

The fair value calculated in the first step (“identification of potential impairment”) of the goodwill impairment test for the Telecommunications Equipment Group was determined by using a discounted cash flows model. This model calculates the fair value by discounting projected future net cash flows to the present value. Key assumptions used in the discounted cash flows model are estimates of future net cash flows and the discount rate used. Future net cash flows are projected using the best information available. The discount rate applied was determined as the weighted-average cost of capital of 7.7% mainly based on cost of equity calculated by commonly used capital assets pricing model and current market conditions. Key future net cash flow assumptions also include the terminal value of the reporting unit, based on a growth rate of 0%, future estimated capital expenditures and changes in future working capital.

In the year ended March 31, 2014, Kyocera recognized impairment losses on goodwill in the amounts of ¥729 million in the Electronic Device Group, due to significant decline in the fair value attributable to decline in sales and profit. The fair value of this goodwill was determined through the use of various methodologies such as discounted cash flows and comparable valuations of similar companies.